SEGMENT - Summary of Segment Reporting (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit (loss), attributable to [abstract]
Revenue	$ 1,559.2	$ 1,520.4	$ 1,443.4
Operating expenses	(245.1)	(216.0)	(202.1)
Profit from sale of vessels	51.3	50.4	10.2
Administrative expenses	(95.6)	(82.9)	(55.0)
Other operating income and expenses	(0.5)	6.3	5.9
Share of profit/(loss) from joint ventures	0.0	0.0	0.2
Impairment losses on tangible assets	0.0	0.0	(2.6)
Depreciation and amortization	(192.0)	(149.3)	(139.0)
Operating profit (EBIT)	658.8	698.6	601.5
Financial income	24.8	14.3	4.0
Financial expenses	(74.1)	(60.9)	(48.8)
Profit/(loss) before tax	609.5	652.0	556.7
Tax	2.0	(4.0)	5.9
Net profit/(loss) for the year	611.5	648.0	562.6
Intangible assets
Goodwill	1.7	1.8	1.8
Other intangible assets	2.0	1.8	1.9
Total intangible assets	3.7	3.6	3.7
Tangible fixed assets
Land and buildings	8.1	5.5	3.8
Vessels and capitalized dry-docking	2,826.7	2,070.2	1,855.9
Prepayments on vessels	0.0	86.0	0.0	$ 12.0
Other non-current assets under construction	4.6	4.2	0.0
Other plant and operating equipment	3.3	4.4	5.6
Financial assets
Investments in joint ventures	0.1	0.1	0.1
Loan receivables	4.5	4.5	4.6
Deferred tax asset	9.0	5.6	8.0
Other investments	0.2	0.0	0.2
Total financial assets	7.9	5.0	5.5
Total non-current assets	2,854.3	2,178.9	1,874.5
Current assets
Inventories	68.4	61.7	72.0
Trade receivables	183.9	211.0	259.5
Other receivables	59.6	60.5	74.0
Prepayments	12.2	15.2	10.4
Cash and cash equivalents incl. restricted cash	291.2	295.6	323.8
Current assets excluding assets held for sale	615.3	644.0	739.7
Assets held for sale	47.2	47.2
Total current assets	615.3	691.2	739.7
TOTAL ASSETS	3,469.6	2,870.1	2,614.2
EQUITY AND LIABILITIES
Total equity	2,074.8	1,666.0	1,503.7	$ 1,052.2
Non-current liabilities
Non-current tax liability related to held-over gains	45.2	45.2	45.2
Deferred tax liability	6.2	8.8	13.5
Borrowings	1,061.0	886.9	849.8
Other non-current liabilities	2.9	3.0	3.0
Total non-current liabilities	1,109.4	938.7	904.1
Current liabilities
Borrowings	165.3	172.7	117.1
Trade payables	50.0	43.1	48.5
Current tax liabilities	0.7	0.6	2.0
Other liabilities	61.3	45.2	31.1
Provisions	0.6	0.5	6.8
Prepayments from customers	7.5	3.3	0.9
Total current liabilities	285.4	265.4	206.4
Total liabilities	1,394.8	1,204.1	1,110.5
TOTAL EQUITY AND LIABILITIES	3,469.6	2,870.1	2,614.2
Operating segment
Profit (loss), attributable to [abstract]
Revenue	1,559.2	1,520.4	1,443.4
Port expenses, bunkers, and commissions	(409.2)	(407.6)	(458.9)
Other cost of goods and services sold	(9.3)	(22.7)	(0.6)
Operating expenses	(245.1)	(216.0)	(202.1)
Profit from sale of vessels	51.3	50.4	10.2
Administrative expenses	(95.6)	(82.9)	(55.0)
Other operating income and expenses	(0.5)	6.3	5.9
Share of profit/(loss) from joint ventures	0.0	0.0	0.2
Impairment losses on tangible assets	0.0	0.0	(2.6)
Depreciation and amortization	(192.0)	(149.3)	(139.0)
Operating profit (EBIT)	658.8	698.6	601.5
Financial income	24.8	14.3	4.0
Financial expenses	(74.1)	(60.9)	(48.8)
Profit/(loss) before tax	609.5	652.0	556.7
Tax	2.0	(4.0)	5.9
Net profit/(loss) for the year	611.5	648.0	562.6
Intangible assets
Goodwill	1.7	1.8	1.8
Other intangible assets	2.0	1.8	2.0
Total intangible assets	3.7	3.6	3.8
Tangible fixed assets
Land and buildings	8.1	5.5	3.8
Vessels and capitalized dry-docking	2,826.7	2,070.2	1,855.9
Prepayments on vessels	0.0	86.0	0.0
Other non-current assets under construction	4.6	4.2	0.0
Other plant and operating equipment	3.3	4.4	5.6
Total tangible fixed assets	2,842.7	2,170.3	1,865.3
Financial assets
Investments in joint ventures	0.1	0.1	0.1
Loan receivables	4.5	4.5	4.6
Deferred tax asset	3.1	0.4	0.5
Other investments	0.2	0.0	0.2
Total financial assets	7.9	5.0	5.4
Total non-current assets	2,854.3	2,178.9	1,874.5
Current assets
Inventories	68.4	61.7	72.0
Trade receivables	183.9	211.0	259.5
Other receivables	59.6	60.5	74.0
Prepayments	12.2	15.2	10.4
Cash and cash equivalents incl. restricted cash	291.2	295.6	323.8
Current assets excluding assets held for sale	615.3	644.0	739.7
Assets held for sale	0.0	47.2	0.0
Total current assets	615.3	691.2	739.7
TOTAL ASSETS	3,469.6	2,870.1	2,614.2
EQUITY AND LIABILITIES
Total equity	2,074.8	1,666.0	1,503.7
Non-current liabilities
Non-current tax liability related to held-over gains	45.2	45.2	45.2
Deferred tax liability	0.3	3.6	6.1
Borrowings	1,061.0	886.9	849.8
Other non-current liabilities	2.9	3.0	3.0
Total non-current liabilities	1,109.4	938.7	904.1
Current liabilities
Borrowings	165.3	172.7	117.1
Trade payables	50.0	43.0	48.5
Current tax liabilities	0.7	0.6	2.0
Other liabilities	61.3	45.2	31.1
Provisions	0.6	0.6	6.8
Prepayments from customers	7.5	3.3	0.9
Total current liabilities	285.4	265.4	206.4
Total liabilities	1,394.8	1,204.1	1,110.5
TOTAL EQUITY AND LIABILITIES	3,469.6	2,870.1	2,614.2
Non-current asset additions during the year:
Total non-current asset additions	912.3	612.9	127.7
Operating segment | Goodwill
Non-current asset additions during the year:
Total non-current asset additions	0.0	0.0	1.8
Operating segment | Other intangible assets
Non-current asset additions during the year:
Total non-current asset additions	1.0	0.6	1.8
Operating segment | Land and buildings
Non-current asset additions during the year:
Total non-current asset additions	5.6	4.4	1.4
Operating segment | Vessels and capitalized dry-docking
Non-current asset additions during the year:
Total non-current asset additions	792.7	516.4	77.2
Operating segment | Prepayments on vessels
Non-current asset additions during the year:
Total non-current asset additions	111.5	86.0	43.1
Operating segment | Other non-current assets under construction
Tangible fixed assets
Other non-current assets under construction	0.2	4.2	0.0
Operating segment | Other plant and operating equipment
Non-current asset additions during the year:
Total non-current asset additions	1.3	1.3	2.4
Operating segment | Tanker segment
Profit (loss), attributable to [abstract]
Revenue	1,544.0	1,491.4	1,440.4
Port expenses, bunkers, and commissions	(409.2)	(407.6)	(458.9)
Other cost of goods and services sold	0.0	0.0	0.0
Operating expenses	(245.6)	(216.4)	(202.1)
Profit from sale of vessels	51.3	50.4	10.2
Administrative expenses	(87.9)	(76.5)	(52.4)
Other operating income and expenses	(0.6)	6.0	5.9
Share of profit/(loss) from joint ventures	0.0	0.0	0.2
Impairment losses on tangible assets	0.0	0.0	(2.6)
Depreciation and amortization	(191.2)	(148.2)	(138.7)
Operating profit (EBIT)	660.8	699.1	602.0
Financial income	24.7	14.3	3.9
Financial expenses	(73.9)	(60.5)	(48.7)
Profit/(loss) before tax	611.6	652.9	557.2
Tax	2.5	(4.0)	5.9
Net profit/(loss) for the year	614.1	648.9	563.1
Intangible assets
Goodwill	0.0	0.0	0.0
Other intangible assets	1.1	0.9	0.7
Total intangible assets	1.1	0.9	0.7
Tangible fixed assets
Land and buildings	8.1	4.9	2.8
Vessels and capitalized dry-docking	2,843.9	2,081.7	1,863.4
Prepayments on vessels	0.0	86.0	0.0
Other non-current assets under construction	0.0	0.0	0.0
Other plant and operating equipment	2.1	3.3	4.1
Total tangible fixed assets	2,854.1	2,175.9	1,870.3
Financial assets
Investments in joint ventures	0.1	0.1	0.1
Loan receivables	4.5	4.5	4.6
Deferred tax asset	3.1	0.4	0.5
Other investments	0.2	0.0	0.2
Total financial assets	7.9	5.0	5.4
Total non-current assets	2,863.1	2,181.8	1,876.4
Current assets
Inventories	62.6	58.0	61.1
Trade receivables	179.1	206.2	255.7
Other receivables	54.7	58.8	72.7
Prepayments	11.6	10.7	9.7
Cash and cash equivalents incl. restricted cash	284.9	290.7	321.4
Current assets excluding assets held for sale	592.9	624.4	720.6
Assets held for sale	0.0	47.2	0.0
Total current assets	592.9	671.6	720.6
TOTAL ASSETS	3,456.0	2,853.4	2,597.0
EQUITY AND LIABILITIES
Total equity	2,072.9	1,661.3	1,498.0
Non-current liabilities
Non-current tax liability related to held-over gains	45.2	45.2	45.2
Deferred tax liability	0.0	3.3	5.8
Borrowings	1,060.8	884.0	844.6
Other non-current liabilities	2.3	2.2	2.2
Total non-current liabilities	1,108.3	934.7	897.8
Current liabilities
Borrowings	163.5	169.7	115.7
Trade payables	46.2	39.6	46.4
Current tax liabilities	0.4	0.6	1.6
Other liabilities	60.7	44.8	31.0
Provisions	0.0	0.0	6.5
Prepayments from customers	4.0	2.7	0.0
Total current liabilities	274.8	257.4	201.2
Total liabilities	1,383.1	1,192.1	1,099.0
TOTAL EQUITY AND LIABILITIES	3,456.0	2,853.4	2,597.0
Non-current asset additions during the year:
Total non-current asset additions	916.8	612.5	129.5
Operating segment | Tanker segment | Goodwill
Non-current asset additions during the year:
Total non-current asset additions	0.0	0.0	0.0
Operating segment | Tanker segment | Other intangible assets
Non-current asset additions during the year:
Total non-current asset additions	0.5	0.6	0.6
Operating segment | Tanker segment | Land and buildings
Non-current asset additions during the year:
Total non-current asset additions	5.6	4.4	0.3
Operating segment | Tanker segment | Vessels and capitalized dry-docking
Non-current asset additions during the year:
Total non-current asset additions	798.5	520.4	84.7
Operating segment | Tanker segment | Prepayments on vessels
Non-current asset additions during the year:
Total non-current asset additions	111.5	86.0	43.1
Operating segment | Tanker segment | Other non-current assets under construction
Tangible fixed assets
Other non-current assets under construction	0.0	0.0	0.0
Operating segment | Tanker segment | Other plant and operating equipment
Non-current asset additions during the year:
Total non-current asset additions	0.7	1.1	0.8
Operating segment | Marine Engineering segment
Profit (loss), attributable to [abstract]
Revenue	29.6	48.0	5.9
Port expenses, bunkers, and commissions	0.0	0.0	0.0
Other cost of goods and services sold	(18.5)	(36.6)	(3.0)
Operating expenses	0.0	0.0	0.0
Profit from sale of vessels	0.0	0.0	0.0
Administrative expenses	(7.7)	(6.4)	(2.6)
Other operating income and expenses	0.1	0.3	0.0
Share of profit/(loss) from joint ventures	0.0	0.0	0.0
Impairment losses on tangible assets	0.0	0.0	0.0
Depreciation and amortization	(0.8)	(1.1)	(0.3)
Operating profit (EBIT)	2.7	4.2	0.0
Financial income	0.1	0.0	0.1
Financial expenses	(0.2)	(0.4)	(0.1)
Profit/(loss) before tax	2.6	3.8	0.0
Tax	(0.5)	0.0	0.0
Net profit/(loss) for the year	2.1	3.8	0.0
Intangible assets
Goodwill	1.7	1.8	1.8
Other intangible assets	0.9	0.9	1.3
Total intangible assets	2.6	2.7	3.1
Tangible fixed assets
Land and buildings	0.0	0.6	1.0
Vessels and capitalized dry-docking	0.0	0.0	0.0
Prepayments on vessels	0.0	0.0	0.0
Other non-current assets under construction	4.8	4.5	0.0
Other plant and operating equipment	1.2	1.1	1.5
Total tangible fixed assets	6.0	6.2	2.5
Financial assets
Investments in joint ventures	0.0	0.0	0.0
Loan receivables	0.0	0.0	0.0
Deferred tax asset	0.0	0.0	0.0
Other investments	0.0	0.0	0.0
Total financial assets	0.0	0.0	0.0
Total non-current assets	8.6	8.9	5.6
Current assets
Inventories	5.8	3.7	11.0
Trade receivables	4.8	5.0	4.2
Other receivables	4.9	1.7	1.3
Prepayments	0.6	4.5	0.7
Cash and cash equivalents incl. restricted cash	6.3	4.9	2.4
Current assets excluding assets held for sale	22.4	19.8	19.6
Assets held for sale	0.0	0.0	0.0
Total current assets	22.4	19.8	19.6
TOTAL ASSETS	31.0	28.7	25.2
EQUITY AND LIABILITIES
Total equity	11.7	9.9	6.2
Non-current liabilities
Non-current tax liability related to held-over gains	0.0	0.0	0.0
Deferred tax liability	0.3	0.3	0.3
Borrowings	0.2	2.9	5.2
Other non-current liabilities	0.6	0.8	0.8
Total non-current liabilities	1.1	4.0	6.3
Current liabilities
Borrowings	1.8	3.0	1.4
Trade payables	3.8	3.4	3.5
Current tax liabilities	0.3	0.0	0.4
Other liabilities	0.6	0.5	0.3
Provisions	0.6	0.6	0.3
Prepayments from customers	11.1	7.3	6.8
Total current liabilities	18.2	14.8	12.7
Total liabilities	19.3	18.8	19.0
TOTAL EQUITY AND LIABILITIES	31.0	28.7	25.2
Non-current asset additions during the year:
Total non-current asset additions	1.5	4.7	5.7
Operating segment | Marine Engineering segment | Goodwill
Non-current asset additions during the year:
Total non-current asset additions	0.0	0.0	1.8
Operating segment | Marine Engineering segment | Other intangible assets
Non-current asset additions during the year:
Total non-current asset additions	0.5	0.0	1.2
Operating segment | Marine Engineering segment | Land and buildings
Non-current asset additions during the year:
Total non-current asset additions	0.0	0.0	1.1
Operating segment | Marine Engineering segment | Vessels and capitalized dry-docking
Non-current asset additions during the year:
Total non-current asset additions	0.0	0.0	0.0
Operating segment | Marine Engineering segment | Prepayments on vessels
Non-current asset additions during the year:
Total non-current asset additions	0.0	0.0	0.0
Operating segment | Marine Engineering segment | Other non-current assets under construction
Tangible fixed assets
Other non-current assets under construction	0.4	4.5	0.0
Operating segment | Marine Engineering segment | Other plant and operating equipment
Non-current asset additions during the year:
Total non-current asset additions	0.6	0.2	1.6
Inter- segment elimination
Profit (loss), attributable to [abstract]
Revenue	(14.4)	(19.0)	(2.9)
Port expenses, bunkers, and commissions	0.0	0.0	0.0
Other cost of goods and services sold	9.2	13.9	2.4
Operating expenses	0.5	0.4	0.0
Profit from sale of vessels	0.0	0.0	0.0
Administrative expenses	0.0	0.0	0.0
Other operating income and expenses	0.0	0.0	0.0
Share of profit/(loss) from joint ventures	0.0	0.0	0.0
Impairment losses on tangible assets	0.0	0.0	0.0
Depreciation and amortization	0.0	0.0	0.0
Operating profit (EBIT)	(4.7)	(4.7)	(0.5)
Financial income	0.0	0.0	0.0
Financial expenses	0.0	0.0	0.0
Profit/(loss) before tax	(4.7)	(4.7)	(0.5)
Tax	0.0	0.0	0.0
Net profit/(loss) for the year	(4.7)	(4.7)	(0.5)
Intangible assets
Goodwill	0.0	0.0	0.0
Other intangible assets	0.0	0.0	0.0
Total intangible assets	0.0	0.0	0.0
Tangible fixed assets
Land and buildings	0.0	0.0	0.0
Vessels and capitalized dry-docking	(17.2)	(11.5)	(7.5)
Prepayments on vessels	0.0	0.0	0.0
Other non-current assets under construction	(0.2)	(0.3)	0.0
Other plant and operating equipment	0.0	0.0	0.0
Total tangible fixed assets	(17.4)	(11.8)	(7.5)
Financial assets
Investments in joint ventures	0.0	0.0	0.0
Loan receivables	0.0	0.0	0.0
Deferred tax asset	0.0	0.0	0.0
Other investments	0.0	0.0	0.0
Total financial assets	0.0	0.0	0.0
Total non-current assets	(17.4)	(11.8)	(7.5)
Current assets
Inventories	0.0	0.0	(0.1)
Trade receivables	0.0	(0.2)	(0.4)
Other receivables	0.0	0.0	0.0
Prepayments	0.0	0.0	0.0
Cash and cash equivalents incl. restricted cash	0.0	0.0	0.0
Current assets excluding assets held for sale	0.0	(0.2)	(0.5)
Assets held for sale	0.0	0.0	0.0
Total current assets	0.0	(0.2)	(0.5)
TOTAL ASSETS	(17.4)	(12.0)	(8.0)
EQUITY AND LIABILITIES
Total equity	(9.8)	(5.2)	(0.5)
Non-current liabilities
Non-current tax liability related to held-over gains	0.0	0.0	0.0
Deferred tax liability	0.0	0.0	0.0
Borrowings	0.0	0.0	0.0
Other non-current liabilities	0.0	0.0	0.0
Total non-current liabilities	0.0	0.0	0.0
Current liabilities
Borrowings	0.0	0.0	0.0
Trade payables	0.0	0.0	(1.4)
Current tax liabilities	0.0	0.0	0.0
Other liabilities	0.0	(0.1)	(0.2)
Provisions	0.0	0.0	0.0
Prepayments from customers	(7.6)	(6.7)	(5.9)
Total current liabilities	(7.6)	(6.8)	(7.5)
Total liabilities	(7.6)	(6.8)	(7.5)
TOTAL EQUITY AND LIABILITIES	(17.4)	(12.0)	(8.0)
Non-current asset additions during the year:
Total non-current asset additions	(6.0)	(4.3)	(7.5)
Inter- segment elimination | Goodwill
Non-current asset additions during the year:
Total non-current asset additions	0.0	0.0	0.0
Inter- segment elimination | Other intangible assets
Non-current asset additions during the year:
Total non-current asset additions	0.0	0.0	0.0
Inter- segment elimination | Land and buildings
Non-current asset additions during the year:
Total non-current asset additions	0.0	0.0	0.0
Inter- segment elimination | Vessels and capitalized dry-docking
Non-current asset additions during the year:
Total non-current asset additions	(5.8)	(4.0)	(7.5)
Inter- segment elimination | Prepayments on vessels
Non-current asset additions during the year:
Total non-current asset additions	0.0	0.0	0.0
Inter- segment elimination | Other non-current assets under construction
Tangible fixed assets
Other non-current assets under construction	(0.2)	(0.3)	0.0
Inter- segment elimination | Other plant and operating equipment
Non-current asset additions during the year:
Total non-current asset additions	$ 0.0	$ 0.0	$ 0.0